Schedule of digital currency with BTC (Details)	9 Months Ended
Jun. 30, 2026 USD ($) BTC
Digital Currency
BTC Opening balance | BTC	7.61
Opening balance	$ 753,211
BTC Digital currency mined | BTC	291.53
Digital currency mined	$ 23,476,975
BTC Other additions | BTC	27.93
Other additions	$ 2,221,887
BTC Digital currency sold | BTC	(286.04)
Digital currency sold	$ (22,525,282)
Realized loss on sale	(1,422,737)
Revaluation, translation and other measurement movements	$ (41,371)
BTC Ending balance | BTC	41.03
Ending balance	$ 2,462,683